Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class A
Trading Symbol	LMCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$63	1.24%
[1]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Updated Performance Information Location [Text Block]	Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
Net Assets	$ 160,039,472
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$160,039,472
Number of Holdings	34
Portfolio Turnover	21%
30-Day SEC Yield	7.18%
30-Day SEC Yield Unsubsidized	7.10%

Holdings [Text Block]

Security Type	(%)
Common Stocks	86.6%
Corporate Bonds	11.0%
Real Estate Investment Trusts - Common	2.4%
Cash & Other	0.0%

Top Sectors	(%)
Financials	27.5%
Health Care	11.5%
Industrials	9.6%
Consumer Discretionary	9.5%
Communication Services	8.9%
Real Estate	7.0%
Energy	6.2%
Utilities	6.0%
Consumer Staples	4.3%
Cash & Other	9.5%

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Class C
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class C
Trading Symbol	LCMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$100	1.98%
[2]
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.98%
Updated Performance Information Location [Text Block]	Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
Net Assets	$ 160,039,472
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$160,039,472
Number of Holdings	34
Portfolio Turnover	21%
30-Day SEC Yield	6.85%
30-Day SEC Yield Unsubsidized	6.76%

Holdings [Text Block]

Security Type	(%)
Common Stocks	86.6%
Corporate Bonds	11.0%
Real Estate Investment Trusts - Common	2.4%
Cash & Other	0.0%

Top Sectors	(%)
Financials	27.5%
Health Care	11.5%
Industrials	9.6%
Consumer Discretionary	9.5%
Communication Services	8.9%
Real Estate	7.0%
Energy	6.2%
Utilities	6.0%
Consumer Staples	4.3%
Cash & Other	9.5%

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Class FI
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class FI
Trading Symbol	LMCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$68	1.35%
[3]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Updated Performance Information Location [Text Block]	Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
Net Assets	$ 160,039,472
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$160,039,472
Number of Holdings	34
Portfolio Turnover	21%
30-Day SEC Yield	7.59%
30-Day SEC Yield Unsubsidized	7.50%

Holdings [Text Block]

Security Type	(%)
Common Stocks	86.6%
Corporate Bonds	11.0%
Real Estate Investment Trusts - Common	2.4%
Cash & Other	0.0%

Top Sectors	(%)
Financials	27.5%
Health Care	11.5%
Industrials	9.6%
Consumer Discretionary	9.5%
Communication Services	8.9%
Real Estate	7.0%
Energy	6.2%
Utilities	6.0%
Consumer Staples	4.3%
Cash & Other	9.5%

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Class I
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class I
Trading Symbol	LMCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.97%
[4]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Updated Performance Information Location [Text Block]	Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
Net Assets	$ 160,039,472
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$160,039,472
Number of Holdings	34
Portfolio Turnover	21%
30-Day SEC Yield	7.90%
30-Day SEC Yield Unsubsidized	7.82%

Holdings [Text Block]

Security Type	(%)
Common Stocks	86.6%
Corporate Bonds	11.0%
Real Estate Investment Trusts - Common	2.4%
Cash & Other	0.0%

Top Sectors	(%)
Financials	27.5%
Health Care	11.5%
Industrials	9.6%
Consumer Discretionary	9.5%
Communication Services	8.9%
Real Estate	7.0%
Energy	6.2%
Utilities	6.0%
Consumer Staples	4.3%
Cash & Other	9.5%

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Class IS
Shareholder Report [Line Items]
Fund Name	Miller Income Fund
Class Name	Class IS
Trading Symbol	LMCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://millervaluefunds.com/miller-income-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$46	0.91%
[5]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Updated Performance Information Location [Text Block]	Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
Net Assets	$ 160,039,472
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$160,039,472
Number of Holdings	34
Portfolio Turnover	21%
30-Day SEC Yield	7.97%
30-Day SEC Yield Unsubsidized	7.89%

Holdings [Text Block]

Security Type	(%)
Common Stocks	86.6%
Corporate Bonds	11.0%
Real Estate Investment Trusts - Common	2.4%
Cash & Other	0.0%

Top Sectors	(%)
Financials	27.5%
Health Care	11.5%
Industrials	9.6%
Consumer Discretionary	9.5%
Communication Services	8.9%
Real Estate	7.0%
Energy	6.2%
Utilities	6.0%
Consumer Staples	4.3%
Cash & Other	9.5%

Updated Prospectus Web Address	https://millervaluefunds.com/miller-income-fund/
Miller Value Partners Appreciation ETF [Member]
Shareholder Report [Line Items]
Fund Name	Miller Value Partners Appreciation ETF
Class Name	Miller Value Partners Appreciation ETF
Trading Symbol	MVPA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Miller Value Partners Appreciation ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.millervaluefunds.com/mvpa. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://etf.millervaluefunds.com/mvpa
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Miller Value Partners Appreciation ETF	$30	0.60%
[6]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://etf.millervaluefunds.com/mvpa for more recent performance information.
Net Assets	$ 65,261,793
Holdings Count | $ / shares	37
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$65,261,793
Number of Holdings	37
Portfolio Turnover	40%
30-Day SEC Yield	0.84%
30-Day SEC Yield Unsubsidized	0.84%

Holdings [Text Block]

Security Type	(%)
Common Stocks	99.7%
Warrants	0.1%
Cash & Other	0.2%

Top Sectors	(%)
Financials	25.3%
Consumer Discretionary	24.8%
Communication Services	10.5%
Health Care	9.8%
Industrials	8.6%
Information Technology	8.4%
Energy	5.2%
Real Estate	3.7%
Consumer Staples	3.5%
Cash & Other	0.2%

Updated Prospectus Web Address	https://etf.millervaluefunds.com/mvpa
Miller Value Partners Leverage ETF [Member]
Shareholder Report [Line Items]
Fund Name	Miller Value Partners Leverage ETF
Class Name	Miller Value Partners Leverage ETF
Trading Symbol	MVPL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Miller Value Partners Leverage ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.millervaluefunds.com/mvpl. You can also request this information by contacting us at 1-888-593-5110.
Additional Information Phone Number	1-888-593-5110
Additional Information Website	https://etf.millervaluefunds.com/mvpl
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Miller Value Partners Leverage ETF	$42	0.88%
[7]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]	Visit https://etf.millervaluefunds.com/mvpl for more recent performance information.
Net Assets	$ 6,104,842
Holdings Count | $ / shares	1
Investment Company Portfolio Turnover	867.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$6,104,842
Number of Holdings	1
Portfolio Turnover	867%
30-Day SEC Yield	0.17%
30-Day SEC Yield Unsubsidized	0.17%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	99.6%
Cash & Other	0.4%

Top Sectors	(%)
Cash & Other	100.0%

Updated Prospectus Web Address	https://etf.millervaluefunds.com/mvpl

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized